Basis of Presentation of Interim Financial Statements (Details) - USD ($)	Apr. 30, 2015	Jan. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available for sale	$ 135,000	$ 28,950
Total assets	135,000	28,950
Level 1(Member)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available for sale	135,000	28,950
Total assets	$ 135,000	$ 28,950
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available for sale
Total assets
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available for sale
Total assets